Borrowed Funds (Details Narrative) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Line of credit with correspondent bank	$ 72,000,000	$ 0
Unsecured lines of credit	12,500,000	12,500,000
FRBB [Member]
Potential borrowing capacity	62,573,798	60,776,993
FHLBB [Member]
Line of credit with correspondent bank	500,000	500,000
Qualified collateral borrowing	192,353,598	151,113,385
Potential borrowing capacity	138,742,970	108,736,377
Fees paid for issuance of letters of credit	$ 108,721	$ 82,225